Description Of The Business and Group Composition - Summary of Detailed Information About Material Non-controlling Interests (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Current assets	€ 156,862	€ 207,143
Non-current assets	212,532	165,565
Current liabilities	151,957	168,386
Non-current liabilities	112,619	66,141
Revenue	386,962	428,539	€ 448,880	[1]
Loss for the year	(33,680)	33,119	(30,845)	[1]
Other comprehensive income	(29)	824	(7,894)
Total comprehensive loss for the year	(33,709)	33,943	(38,739)
Loss allocated to NCI	(310)	(170)	(453)	[1]
Cash flow provided by operating activities	10,811	(5,203)	2,798
Cash flow used in investing activities	(3,325)	14,567	(10,351)
Cash flow used in financing activities (dividends to NCI: nil)	(24,169)	2,192	€ 12,363
Natuzzi Florida LLC [member]
Disclosure of subsidiaries [line items]
Current assets	2,870	3,890
Non-current assets	10,479	1,713
Current liabilities	4,186	4,033
Non-current liabilities	7,267
Net assets	1,896	1,570
Net assets attributable to NCI – 49%	929	769
Revenue	10,163	8,201
Expenses	(10,581)	(8,540)
Loss for the year	(418)	(339)
Other comprehensive income	37	57
Total comprehensive loss for the year	(381)	(282)
Loss allocated to NCI	(205)	(166)
OCI allocated to NCI	18	28
Cash flow provided by operating activities	1,530	179
Cash flow used in investing activities	(1,188)	€ (543)
Cash flow used in financing activities (dividends to NCI: nil)	€ (603)

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5(c).